Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	HGR Liquidating Trust
Entity File Number	000-53964
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	85-6328984
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 5000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-6118
City Area Code	888
Local Phone Number	220-6121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001453818
Amendment Flag	false